Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost (Details) - Level 2 - EUR (€) € in Thousands		Jun. 30, 2025	Sep. 30, 2024
Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Nominal value	[1]	€ 375,000	€ 375,000
Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Nominal value	[1]	147,896	160,772
Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value		217,408	208,305
Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value		428,500	428,500
Carrying Value | Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	[1]	375,031	375,905
Carrying Value | Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	[1]	147,843	159,870
Carrying Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		218,996	212,121
Carrying Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		439,790	446,739
Fair Value | Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	[1]	387,362	396,560
Fair Value | Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	[1]	155,301	169,363
Fair Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		225,685	216,322
Fair Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		€ 436,059	€ 449,533

[1]	The New EUR Term Loan and New USD Term Loan, as defined in the Form 20-F for the year ended September 30, 2024, are referred to as the EUR Term Loan and USD Term Loan, respectively, throughout these interim condensed consolidated financial statements